Subsequent Events (Details) - TOI Parent Inc. - Subsequent events	Nov. 12, 2021 USD ($) installment	Apr. 30, 2021 USD ($)
Oncology Association
Subsequent Events
Consideration for asset purchase		$ 500,000
Consideration paid in cash at closing		$ 200,000
Orr Practice Acquisition
Subsequent Events
Consideration for asset purchase	$ 1,000,000
Consideration paid in cash at closing	$ 800,000
Number of installment payments to be made | installment	2
Grant Practice Acquisition
Subsequent Events
Consideration for asset purchase	$ 1,000,000
Consideration paid in cash at closing	$ 800,000
Number of installment payments to be made | installment	2